Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Components of Net Loss Before Income Taxes
The components of net loss before income taxes are as follows (in thousands):

	Year Ended December 31,
	2022	2021
U.S.	$(38,267)	$(12,586)
Foreign	666	200

Loss before income taxes	$(37,601)	$(12,386)

Schedule of Effective Tax Rate and The Statutory Federal Income Tax Rate
The reconciliation between the effective tax rate and the statutory federal income tax rate for the years ended December 31, 2022 and 2021 is as follows:

	Year Ended December 31,
	2022	2021
U.S. Statutory Federal Income Tax Rate	21.0%	21.0%
State Income Taxes, net of Federal Income tax Benefit	6.9%	9.8%
Tax Credits	1.0%	-1.2%
Non-Taxable PPP Loan Forgiveness	0.0%	3.4%
Valuation Allowance	-29.0%	-32.3%
Other	-0.2%	-0.7%

Effective tax rate	-0.3%	0%

Schedule of Company's Deferred Tax Assets

Significant components of the Company’s deferred tax assets are as follows (in thousands):

	December 31,
	2022	2021
U.S. federal and state net operating loss carryforwards	$25,051	$17,791
Capitalized start-up and research and development expenses	5,377	2,718
Research and development tax credits	1,780	1,320
Lease Liability	838	—
Depreciation	236	44
Other temporary differences	994	706

Total deferred tax assets	34,276	22,579

Valuation allowance	(33,484)	(22,579)
Net deferred tax assets	792	—
Right of Use Asset	(792)	—

Total deferred tax liabilities	(792)	—

Net deferred tax asset	$—	$—

Schedule of Company's Valuation Allowance
Changes to the Company’s valuation allowance are as follows (in thousands):

	Year Ended December 31,
	2022	2021
Beginning balances	$22,579	$18,577
Additions charged to net loss	10,905	4,002

Ending balances	$33,484	$22,579